Form N-1A Supplement	Jun. 22, 2026
Nicholas Crypto Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus and Prospectus,

dated February 27, 2026

Effective immediately, the following additional paragraph is added to the section titled “Principal Investment Risks” in the Summary Prospectus and to the section titled “Principal Risks of Investing in the Fund” in the Prospectus, as follows: